Other income, net (Tables)	12 Months Ended
Mar. 31, 2024
Other operating income expense [Abstract]
Other income, net
Other income, net consists of the following:

	For the Year Ended March 31,
	2024		2023		2022
(Gain)/loss on sale/disposal of non-current assets, net (1)(2)	Rs.	(900)	Rs.	1,211	Rs.	(1,119)
Sale of spent chemicals		(489)		(391)		(348)
Scrap sales		(338)		(280)		(206)
Miscellaneous income, net (3)		(2,472)		(6,447)		(1,088)
	Rs.	(4,199)	Rs.	(5,907)	Rs.	(2,761)

(1)
Included in the year ended March 31, 2023, is an amount of Rs.991 (EUR
11.36
) representing the loss on sale of assets, pursuant to an agreement with Delpharm Development Leiden B.V for the transfer of certain assets, liabilities and employees at its site at Leiden, Netherlands. This transaction pertains to the Company’s Global Generics segment.

(2)
Included in the year ended March 31, 2022, is an amount of Rs.1,064 representing gain on sale of intangible assets, pursuant to a definitive agreement with Citius Pharmaceuticals, Inc. for the sale of all of its rights relating to its anti-cancer agent E7777 (denileukin diftitox). Refer to Note 14 (“Other intangible assets”) of these consolidated financial statements for further details.

(3)	Miscellaneous income for the year ended March 31, 2024 includes:
· Rs.984 recognized pursuant to a settlement of product related litigation by the Company and its affiliates in the United Kingdom; and
· Rs.540 recognized pursuant to a settlement agreement with Janssen Group, in settlement of the claim brought in the Federal Court of Canada by the Company and its affiliates for damages under section 8 of the Canadian Patented Medicines (Notice of Compliance) Regulations in regard to the Company’s ANDS for a generic version of Zytiga® (Abiraterone).